FENIMORE ASSET MANAGEMENT TRUST

FAM Value Fund

Advisor Share Class

(FFCVX)

FAM Equity-Income Fund

Advisor Share Class

(FFCEX)

Supplement dated June 29, 2012

to the Prospectus, the Summary Prospectus and the Statement of Additional Information

dated May 1, 2012

Matters With Respect to the Offer and Sale of the Advisor Share Class of Each of the Funds:

Effective after June 30, 2012, shares of the Advisor Class of each of the Funds will not be offered for  sale  in  the  following  states:  Iowa;  Maine;  Michigan;  Mississippi;  Nebraska;  New  Mexico;

Oklahoma; Puerto Rico; South Dakota; Vermont; Washington and West Virginia.

Investors should retain this supplement for future reference.

17348217.1.BUSINESS